Commitments and contingencies - Open tax procedures (Details)				1 Months Ended				12 Months Ended
	Dec. 30, 2024	Jul. 30, 2021 USD ($)	Jul. 30, 2021 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 PEN (S/)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Jul. 30, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2015 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax								$ 463,330,000
Tax Assessments, penalties and interest expenses								313,265,000
Tax Assessments Estimated Possible Losses								150,065,000
Income tax expense								$ 0	$ (45,126,000)		$ 0
Minimum probability of obtaining favorable outcome in amparo lawsuit, in percentage								50.00%							50.00%
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																																	$ 17,672,000	S/ 66,623,000
Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses, Financial Expenses | S/												S/ 17,493,000
Tax Assessments Estimated Possible Losses, Others											4,641,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments, penalties and interest expenses						$ 364,787,000	S/ 1,375,248,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																															$ 32,002,000	S/ 120,262,000
Deductible temporary differences for which no deferred tax asset is recognised																							$ 20,054,000	S/ 3,259,000
SUNAT. | Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax						415,729,000	1,567,297,000
Collection of debt forced amount																									$ 19,176,000	S/ 72,065,000
Amount of tax liability paid		$ 420,219,000	S/ 1,584,227,000
Tax Assessments Estimated Possible Losses						$ 50,941,000	S/ 192,049,000
Amount receivable		420,361,000																				S/ 1,579,716,000
SUNAT. | Tax year 2009 and 2010
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses				$ 111,823,000	S/ 420,231,000
Tax Assessments Estimated Possible Losses, Financial Expenses									58,454,000
Tax Assessments Estimated Possible Losses, Others | S/										S/ 9,598,000
Income tax expense									$ 45,126,000
SUNAT. | Tax year 2009 and 2010 | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised													$ 20,165,000																						S/ 76,023,000
Compensation of tax losses													$ 149,007,000	S/ 561,758,000
SUNAT. | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid											2,458,000	(9,266,000)
Tax Assessments Estimated Possible Losses											$ 886,000	S/ 3,341,000
SUNAT. | Ifrs Tax Year 2018 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised																		$ 19,549,000	S/ 73,700,000	$ 19,549,000	S/ 73,700,000
Revenue From Rendering Of Services Related Party Transactions Not recognised																		$ 45,332,000	S/ 170,900,000	$ 45,332,000	S/ 170,900,000
SUNAT. | Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																$ 37,054,264	S/ 9,829,000
Percentage of bonus on fines and interest	50.00%
SUNAT. | Year 2014 [Member] | Financial expenses item
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount								$ 3,003,000							S/ 11,321,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised																																	$ 25,172,000	S/ 94,898,000
SUNAT. | Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																													$ 479,000	S/ 1,800,000
Amount of tax liability paid		94,915,000	356,691,000
SUNAT. | Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																											$ 5,101,000	S/ 19,171,000
Amount of tax liability paid		$ 51,463,000	S/ 193,398,000